Share- Based Compensation - Fair value of each option grant (Detail) - Predecessor Company	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate, minimum	1.70%	2.60%
Risk-free interest rate, maximum	2.10%	3.00%
Expected dividend rate	0.00%	0.00%
Expected share price volatility, minimum	75.20%	66.50%
Expected share price volatility, maximum	80.50%	68.70%
Minimum
Expected term (in years)	4 years 4 months 24 days	5 years 2 months 12 days
Maximum
Expected term (in years)	6 years	6 years